Borrowing facilities Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 5,683	£ 5,276
Borrowings	26,625	28,638	£ 28,344
Bilateral Committed Credit Facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	5,438	4,938
Credit Facilities From Syndicates Of Banks
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	245	338
Facilities Available As Backup To Specific US Borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	245	338
Facilities Held As Backup To Commercial Paper And Similar Borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	5,438	4,938
Export Credit Agreements
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	704	562
Borrowings	797	600
2018 Export Credit Agreements
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	239
Borrowings	261
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	3,910	1,115
Borrowings	1,694	1,941
Renegotiated undrawn borrowing facilities	1,255
More than 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	£ 0
Renegotiated undrawn borrowing facilities	£ 1,380